5. Insurance Subsidiary Restrictions (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Percentage of Cash and cash equivalents and investment securities were maintained in the Company's insurance subsidiaries	83.00%	92.00%
Frandisco Property and Casualty Insurance Company
Statutory Accounting Practices, Statutory Capital and Surplus Required	51.2
Frandisco Life Insurance Company
Statutory Accounting Practices, Statutory Capital and Surplus Required	51.4